Schedule of condensed statements of cash flows (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (4,674,358)	$ (3,034,984)	$ (39,475,321)	$ (15,306,550)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds				807,860
Unrealized foreign exchange gain	328,269	(124,690)	(659,467)	(65,981)
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(4,918,772)	9,477,057	7,980,401	2,502,972
Net cash (used in)/provided by operating activities	(1,487,912)	(220,972)	3,450,240	(15,286,494)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(174,562)	(11,443)	(565,034)	1,444,823
Cash flows from financing activities:
Proceeds from borrowings		639,210	640,935	1,251,752
Repayment of borrowings		(95,742)	(221,258)	(2,212,067)
Net cash used in financing activities	141,611	470,451	2,016,549	(1,197,648)
Net (decrease)/increase in cash and cash equivalents	$ (1,520,863)	238,036	4,901,755	(15,039,319)
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss				(15,306,550)	$ (16,678,135)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds				807,860	3,438,950	[1]
Unrealized foreign exchange gain				(65,981)	543,277	[1]
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables				2,502,972	(5,796,690)	[1]
Net cash (used in)/provided by operating activities				(15,286,494)	8,681,916	[1]
Cash flows from investing activities:
Net cash provided by/(used in) investing activities				1,444,823	(732,332)	[1]
Cash flows from financing activities:
Proceeds from borrowings				1,251,752	1,481,263	[1]
Repayment of borrowings				(2,212,067)	(2,242,961)	[1]
Repayment of convertible bonds					(3,500,000)	[1]
Net cash used in financing activities				(1,197,648)	(5,767,020)	[1]
Net (decrease)/increase in cash and cash equivalents				(15,039,319)	2,182,564	[1]
Parent Company [Member] | Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss				(15,306,550)	(16,678,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds				807,861	3,438,951
Unrealized foreign exchange gain				23,008	(644)
Share of results from subsidiaries				5,787,749	4,234,448
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables				(30,862)	(9,900)
Accruals and other payables				4,206,601	3,797,118
Net cash (used in)/provided by operating activities				(4,512,193)	(5,218,161)
Cash flows from investing activities:
Dividend received from a subsidiary					2,847,309
(Increase) decrease in short-term investments					2,012,562
Cash injected into a subsidiary					(2,012,562)
Net cash provided by/(used in) investing activities					2,847,309
Cash flows from financing activities:
Proceeds from borrowings				1,251,752	2,758,213
Repayment of borrowings				(1,663,042)	(1,276,950)
Repayment of convertible bonds					(3,483,133)
Amounts due from related parties				691,323	301,958
Amounts due to related parties				4,283,780	4,123,866
Net cash used in financing activities				4,563,813	2,423,954
Net (decrease)/increase in cash and cash equivalents				51,620	53,102
Effect of exchange rate changes on cash and cash equivalents				46	218
Cash and cash equivalents at beginning of year		$ 130,634	$ 130,634	78,968	25,648
Cash and cash equivalents at end of year				$ 130,634	$ 78,968

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.